RIGHT TO USE ASSET AND LEASE LIABILITY (Details 1)	Dec. 31, 2025 USD ($)
Right To Use Asset And Lease Liability
2026	$ 44,263
Total future minimum lease payments	44,263
Less: imputed interest	(2,110)
Present value of operating leases liabilities	$ 42,153